Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information
27.	Segment information

For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows:

-	Production and marketing of cement, pavement, concrete, mortar and precast in the northern region of Peru.

-	Sale of construction supplies (steel rebar and building materials) in the northern region of Peru.

-	Production and marketing of quicklime in the northern region of Peru.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated statement of profit and loss.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	2024				2023				2022
	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Revenues from external customers	1,906,849	56,873	14,349	1,978,071	1,850,238	74,096	25,741	1,950,075	1,963,826	114,024	37,896	2,115,746
Gross profit	728,850	2,006	(2,330)	728,526	687,727	723	1,002	689,452	647,285	3,670	1,076	652,031
Administrative expenses	(248,047)	(2,848)	(2,488)	(253,383)	(227,459)	(2,692)	(1,816)	(231,967)	(221,024)	(2,741)	(1,674)	(225,439)
Selling and distribution expenses	(79,696)	(915)	(799)	(81,410)	(68,286)	(766)	(517)	(69,569)	(66,109)	(786)	(480)	(67,375)
Other operating (expense) income, net	(2,805)	33	72	(2,700)	(13,813)	3	-	(13,810)	(2,964)	8	(943)	(3,899)
Finance income	6,201	33	64	6,298	7,160	9	77	7,246	3,252	20	34	3,306
Finance cost	(100,302)	-	(6)	(100,308)	(104,045)	-	-	(104,045)	(95,102)	(3)	-	(95,105)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	-	-	-	-	19	-	-	19	(59)	-	-	(59)
Impairment of assets	-	-	-	-	(36,551)	-	-	(36,551)	-	-	-	-
Gain (loss) from exchange difference, net	(828)	(7)	(1)	(836)	4,932	(6)	7	4,933	(1,030)	5	(15)	(1,040)
Profit before income tax	303,373	(1,698)	(5,488)	296,187	249,684	(2,729)	(1,247)	245,708	264,249	173	(2,002)	262,420
Income tax expense	(99,673)	558	1,803	(97,312)	(78,050)	853	389	(76,808)	(86,189)	(56)	653	(85,592)
Profit for the year	203,700	(1,140)	(3,685)	198,875	171,634	(1,876)	(858)	168,900	178,060	117	(1,349)	176,828

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).
	2024				2023				2022
	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segment assets	3,021,210	40,583	104,011	3,165,804	3,074,279	46,941	100,266	3,221,486	3,086,104	38,353	102,537	3,226,994
Other assets (*)	-	-	239	239	-	-	249	249	86,630	-	537	87,167
Total assets	3,021,210	40,583	104,250	3,166,043	3,074,279	46,941	100,515	3,221,735	3,172,734	38,353	103,074	3,314,161
Operating liabilities	1,879,580	71,901	1,464	1,952,945	1,968,133	62,907	687	2,031,727	2,041,923	76,780	323	2,119,026
Capital expenditure (**)	96,912	-	-	96,912	299,326	-	-	299,326	190,126	-	-	190,126
Depreciation and amortization	(152,584)	(1,189)	(4,473)	(158,246)	(137,968)	(1,468)	(4,759)	(144,195)	(133,276)	(1,545)	(3,718)	(138,539)
Provision of inventory net realizable value and obsolescence	(3,465)	-	-	(3,465)	(2,956)	-	-	(2,956)	(2,027)	-	-	(2,027)

(*)	As of December 31, 2024 and 2023, it corresponds to the financial investment at fair value with changes in ORI for S/239,000 and S/249,000, respectively.

(**)	Capital investments amounting to S/96,912,000, S/299,326,000 and S/190,126,000 for the years 2024, 2023 and 2022, respectively, correspond to additions of property, plant and equipment, intangibles and other minor non-current assets.

Geographic information

As of December 31, 2024 and 2023, all non-current assets are located in Peru and all revenues are from clients located in the north region of the country.